Summary of Components of Net Unrealized Gains and Losses (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Summarizes components of net unrealized gains and losses on available-for-sale securities
Net unrealized gains on available-for-sale securities, before adjustments, taxes and fair value hedging	$ 2,235		$ 1,265
Net unrealized gains on available-for-sale securities, before adjustments and taxes	2,235	[1]	1,265	[1]
Adjustment to DAC and other expense	(372)		(176)
Adjustment to future policy benefits and claims	(159)		(89)
Adjustment to policyholder dividend obligation	(120)		(85)
Deferred federal income tax expense	(548)		(314)
Net unrealized gains on available-for-sale securities	$ 1,036		$ 601

[1]	Includes net unrealized losses of $9 million and $40 million as of December 31, 2014 and 2013, respectively, related to the non-credit portion of other-than-temporarily impaired securities.